Employee Benefit Plans (Fair Value Of Pension Assets By Asset Category) (Detail) (USD $) In Millions, unless otherwise specified																															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fixed Income Funds [Member]		Dec. 31, 2011 Fixed Income Funds [Member]		Dec. 31, 2012 Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2012 Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Traded Government Bonds [Member]	Dec. 31, 2011 Traded Government Bonds [Member]	Dec. 31, 2012 Corporate Bonds [Member]	Dec. 31, 2011 Corporate Bonds [Member]	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2009 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Cash And Cash Equivalents [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Observable Inputs (Level 2) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] Company Stock [Member]	Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] Company Stock [Member]	Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] International Equity Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member] International Equity Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Observable Inputs (Level 2) [Member]		Dec. 31, 2012 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2011 Pension Plans [Member] Fixed Income Funds [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Real Estate Fund [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Pension Plans [Member] Insurance Assets [Member] Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 28.4	$ 28.8	$ 28.4	$ 28.8			$ 10.5	$ 9.9	$ 3.7	$ 0.8	$ 3.7	$ 0.8					$ 13.2	[1]	$ 13.1	[1]	$ 13.2	[1]	$ 13.1	[1]	[1]	[1]	[1]	[1]	$ 8.9	$ 7.7					$ 905.0	$ 765.7	$ 677.2	$ 562.0	$ 412.4	$ 424.2	$ 482.1	$ 331.6	$ 10.5	$ 9.9	$ 12.3	$ 42.9	$ 12.3	$ 42.9	$ 0	$ 0	$ 0	$ 0	$ 81.5	$ 52.9	$ 114.5	[2]	$ 133.5	[2]	$ 53.4	[3]	$ 21.2	[3]	$ 81.5	$ 52.9	$ 103.7	[2]	$ 128.2	[2]	$ 0	[3]	$ 0	[3]	$ 0	$ 0	$ 10.8	[2]	$ 5.3	[2]	$ 53.4	[3]	$ 21.2	[3]	$ 0	$ 0	$ 0	[2]	$ 0	[2]	$ 0	[3]	$ 0	[3]	$ 632.8	[4]	$ 505.3	[4]	$ 214.9	[4]	$ 200.2	[4]	$ 417.9	[4]	$ 305.1	[4]	$ 0	[4]	$ 0	[4]	$ 1.6	$ 2.2	$ 0	$ 0	$ 0	$ 0	$ 1.6	$ 2.2	$ 8.9	$ 7.7	$ 0	$ 0	$ 0	$ 0	$ 8.9	$ 7.7
Percentage of investment in diversified portfolio																															38.00%	62.00%	38.00%	62.00%

[1]	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.
[2]	(1) Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
[3]	(2) Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
[4]	Funds which invest in a diversified portfolio of publicly traded government bonds and corporate bonds, approximately 38% and 62%, respectively, as of December 31, 2012, and approximately 38% and 62%, respectively, as of December 31, 2011. There are no restrictions on these investments.